Form N-CSR Cover	12 Months Ended
Feb. 28, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin California Tax-Free Income Fund
Entity Central Index Key	0000225375
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025